Subsequent Events (Details) - Class A Common Shares [Member] - Forecast [Member] $ / shares in Units, $ in Millions	Apr. 23, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Per share	$ 0.00005
IPO [Member]
Subsequent Events [Line Items]
Closing common shares (in Shares) | shares	1,800,000
Public price per share	$ 4
Received aggregate gross proceeds (in Dollars) | $	$ 7.2